Financial Instruments - Impact of Hedging On Equity (Details) - Recurring fair value measurement - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	$ 989	$ (523)
Financial instruments – purchases	(564)	583
Change in fair value of financial instruments recognized in OCI	(5,870)	6,856
Amount reclassified from OCI to profit or loss	927	(190)
Foreign currency revaluation	3,490	(5,035)
Effects of changes in foreign exchange rates	(59)	(9)
Income tax effect	637	(693)
Financial instruments designated as hedging instruments, at fair value, ending balance	(450)	989
Non-controlling interest
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	42	(60)
Financial instruments – purchases	(13)	52
Change in fair value of financial instruments recognized in OCI	(320)	551
Amount reclassified from OCI to profit or loss	32	(52)
Foreign currency revaluation	240	(390)
Effects of changes in foreign exchange rates	(4)	(7)
Income tax effect	21	(52)
Financial instruments designated as hedging instruments, at fair value, ending balance	(2)	42
Foreign exchange forward contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	185	(332)
Financial instruments – purchases	(372)	87
Change in fair value of financial instruments recognized in OCI	(854)	732
Amount reclassified from OCI to profit or loss	318	(98)
Foreign currency revaluation	0	0
Effects of changes in foreign exchange rates	44	28
Income tax effect	267	(232)
Financial instruments designated as hedging instruments, at fair value, ending balance	(412)	185
Foreign currency option
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	57	0
Financial instruments – purchases	(73)	166
Change in fair value of financial instruments recognized in OCI	(440)	(43)
Amount reclassified from OCI to profit or loss	304	(38)
Foreign currency revaluation	0	0
Effects of changes in foreign exchange rates	21	0
Income tax effect	59	(28)
Financial instruments designated as hedging instruments, at fair value, ending balance	(72)	57
Cross-currency swaps
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	874	(29)
Financial instruments – purchases	(78)	91
Change in fair value of financial instruments recognized in OCI	(4,017)	5,898
Amount reclassified from OCI to profit or loss	0	0
Foreign currency revaluation	3,250	(4,645)
Effects of changes in foreign exchange rates	(79)	(29)
Income tax effect	278	(412)
Financial instruments designated as hedging instruments, at fair value, ending balance	228	874
Swap Lock contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	0	0
Financial instruments – purchases	14	0
Change in fair value of financial instruments recognized in OCI	0	0
Amount reclassified from OCI to profit or loss	(14)	0
Foreign currency revaluation	0	0
Effects of changes in foreign exchange rates	0	0
Income tax effect	0	0
Financial instruments designated as hedging instruments, at fair value, ending balance	0	0
Commodity price contracts
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	(169)	(102)
Financial instruments – purchases	28	187
Change in fair value of financial instruments recognized in OCI	(239)	(282)
Amount reclassified from OCI to profit or loss	217	(2)
Foreign currency revaluation	0	0
Effects of changes in foreign exchange rates	(42)	(1)
Income tax effect	12	31
Financial instruments designated as hedging instruments, at fair value, ending balance	(193)	(169)
Total holders of the parent
Disclosure of financial assets [line items]
Financial instruments designated as hedging instruments, at fair value, begging balance	947	(463)
Financial instruments – purchases	(551)	531
Change in fair value of financial instruments recognized in OCI	(5,550)	6,305
Amount reclassified from OCI to profit or loss	895	(138)
Foreign currency revaluation	3,250	(4,645)
Effects of changes in foreign exchange rates	(55)	(2)
Income tax effect	616	(641)
Financial instruments designated as hedging instruments, at fair value, ending balance	$ (448)	$ 947